Description of Plan and Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 018
EBP, Description of Plan [Line Items]
Description of Plan and Significant Accounting Policies	Description of Plan and Significant Accounting Policies
The A. O. Smith Retirement Security Plan (the Plan) was originally established as the A.O. Smith Profit Sharing Retirement Plan (the Plan) in 1956. Effective January 1, 2010, the Plan was renamed the A. O. Smith Retirement Security Plan and the accounts of all non-union participants maintained under the A. O. Smith Corporation Savings Plan were transferred into the Plan. The Plan generally covers salaried or commissioned employees of A. O. Smith Corporation (the Company), its subsidiaries and affiliates and the non-union hourly employees of the Company’s facilities in Appleton, WI; Ashland City, TN; Austin, TX; Charlotte, NC; Chicago, IL; Cookeville, TN; Dallas, TX; El Paso, TX; Florence, KY; Franklin, TN; Groveport, OH; Haltom City, TX; Johnson City, TN; Knoxville, TN; Las Vegas, NV; Lebanon, TN; McBee, SC; Milwaukee, WI; Nashville, TN; Ontario, CA; Phillipsburg, KS; Plymouth, MI; Pottstown, PA; Rancho Cucamonga, CA; Tucson, AZ; and West Palm Beach, FL providing a convenient means of savings with the assistance of the Company. To be eligible, certain employees must either be employed at a rate expected to work 1,000 hours of service in a plan year or actually complete 1,000 hours of service during their first 12 months of employment or any plan year thereafter. Employees are eligible to participate in the Plan when the individual qualifies as an eligible employee. Employees elect to participate by designating a portion of their earnings to be contributed to an account maintained on behalf of the participant. Participants direct the investment of their contributions into various investment options offered by the Plan.
The Plan contracted with Fidelity Management Trust Company as custodian and Fidelity Workplace Services LLC (Fidelity) as the recordkeeper under the Plan; therefore, they are both a party-in-interest to the Plan.
Effective January 1, 2010, the Plan was revised to satisfy the safe harbor requirements of Internal Revenue Code 401(k)(13) as follows:
a.An automatic enrollment feature was instituted, along with an annual automatic increase in employee pre-tax contributions;
b.Plan participants have the ability to contribute up to 100% of eligible compensation on a pre-tax basis; the company will make a matching contribution equal to 100% of the first 1% of a participant’s compensation and 50% on the next 5% of a participant’s compensation contributed to the Plan, for a maximum annual matching contribution of 3.5%; and
c.All matching contributions vest after two years of vesting service.
The Plan was also revised to permit the Company to make an additional discretionary matching contribution to be allocated as of the last day of the plan year for those participants who are employed on such date or who terminated during the year on or after attainment of age 65 or reaching retirement eligibility under their defined benefit plan, death, total and permanent disability, or termination resulting directly from job abolishment.
Also, effective January 1, 2010, all participants who are not eligible to accrue a benefit under any of the Company’s qualified defined benefit pension plans will be eligible for an annual non-elective employer contribution equal to 3% of the participant’s total compensation for the plan year, and will be eligible for a discretionary annual non-elective employer contribution in an amount determined by the Company, if any. In order to receive a non-elective employer contribution for a plan year, an eligible participant must be employed in a full-time equivalent position for the plan year or complete 1,000 hours of service during a plan year and be employed on the last day of the plan year or terminate employment during the plan year as a result of death, disability, retirement, or termination resulting from job abolishment. This non-elective contribution will vest after three years of vesting service.
Effective January 1, 2024, the Plan was amended to merge Water Tec Corporation Profit Sharing Plan (the “Water Tec Plan”) into the Plan. The related participants of the Water Tec Plan were transferred to the Plan effective January 2024.
Effective January 1, 2025, the Plan was amended to merge Impact Water Products Inc. 401(k) Plan (the “Impact Water Plan”) into the Plan. The related participants of the Impact Water Plan were transferred to the Plan effective January 2025.
Contributions
The Plan is a defined contribution plan to which participants may make contributions of not less than 1% and up to 100% of their earnings in any combination of before-tax and after-tax (Roth) contributions. Before-tax contributions are excluded from the participant’s current wages for federal income tax purposes and included for Roth contributions. The Internal Revenue Code has set a maximum of $23,500.00 for tax-deferred contributions that may be excluded for any individual participant in 2025 and $23,000.00 in 2024.
The Internal Revenue Code also allows additional catch-up contributions. The maximum additional contribution allowed was $7,500.00 for employees age 50-59, and 64 and older, and $11,250.00 for employees ages 60 to 63 in 2025 and $7,500.00 in 2024 for paticipants 50 and older. The Plan also provides for Company contributions in the form of matching contributions and non-elective contributions.
No federal income tax is paid on the pre-tax participant deferrals and Company contributions and growth thereon until the participant withdraws them from the Plan.
Contributions from participants are recorded when the Company makes payroll deductions from Plan participants. Contributions from the Company are accrued in the period in which they become obligations of the Company in accordance with terms of the Plan.
For non-union employees, the Company makes a matching contribution equal to 100% on the first 1% of a participant’s compensation and 50% on the next 5% of a participant’s compensation that is contributed to the Plan, for a maximum annual matching contribution of 3.5%. In addition to the matching contribution, the Company also makes a non-elective contribution of 3% of pay for certain participants. The Company will make a non-elective contribution for a participant for a plan year if the participant was not eligible to accrue a benefit under any defined benefit pension plan or money purchase pension plan sponsored or contributed to by the Company for such plan year, the participant was either employed as a full-time equivalent employee for the plan year or is credited with 1,000 hours of service for the plan year, and the participant was employed by the Company on December 31 of the plan year or terminated during the plan year after having attained age 65 or as a result of death, disability or job elimination.
Union employees receive a Company matching contribution equal to 50% of their contribution up to 4% of payroll period compensation.
Participant Account Provisions
A separate account is maintained for each participant. The separate account balances are adjusted periodically as follows:
a.Weekly for hourly participant contributions; semimonthly for salaried participant contributions.
b.Weekly for Company matching contributions for hourly participants; semimonthly for Company matching contributions for salaried participants.
c.Annually for non-elective company contributions.
d.Daily for a proportionate share of increases and decreases in the fair value of Plan assets.
e.At the time of benefit distribution or withdrawal, which consists of the following:
i.Upon retirement, death, disability, or termination of employment resulting from a permanent reduction of personnel, an employee may withdraw any amount or the entire account balance for any reason. At age 72 (70 1/2 if you reach 70 1/2 before January 1, 2020), an account distribution election must be made.
ii.Upon termination of employment for other reasons, the balance in the separate account (reduced for non-vested Company contributions and growth thereon based on years of service) may be paid in a lump sum.
iii.An active participant age 59 1/2 or older may withdraw a lump sum of any amount up to the balance in the separate account, other than the employer’s non-elective contributions and earnings thereon.
iv.A non-union participant may withdraw all or any portion of the separate account attributable to after-tax contributions and earnings and rollover contributions and earnings. All or any portion of the balance attributable to Company contributions made prior to January 1, 2010, discretionary matching contributions, and earnings on these contributions may also be withdrawn if the participant has been employed by the Company for five full years of employment with the Company.
v.A non-union participant may withdraw at any time any amount attributable to participant contributions and earnings, to prevent eviction from or foreclosure on, a principal residence or to pay certain expenses (namely post-secondary education, unreimbursed medical expenses, funeral costs, and repairs to principal residence). Withdrawals may not include earnings on 401(k) contributions posted to a participant’s account after 1988.
vi.A non-union participant may withdraw in a lump sum all participant contributions made as a result of the participant’s initial automatic enrollment in the Plan within the first 90 days of the commencement of the contributions.
vii.No lump sum cash distribution in excess of $7,000 will be made without the consent of the participant.
f.Daily for investment allocation changes made by participants.
Forfeitures arising from participant accounts are allocated to a Plan forfeiture account, which is reduced periodically to reduce future employer contributions or pay Plan expenses. Participants should refer to the Plan document for a complete description of the Plan’s provisions.
Vesting
Participants of the Plan are immediately 100% vested in their own contributions to the Plan. Company matching contributions are 100% vested after two years of vesting service. Non-elective company contributions to the plan are 100% vested after three years of vesting service.
Notes Receivable from Participants
Participants may borrow from their Plan accounts (excluding employer non-elective contributions and earnings thereon) a minimum of $1,000 up to a maximum of $50,000 or 50 percent of their account balance, whichever is less. The loans are secured by the balance in the participant’s account and bear interest at rates which are commensurate with local prevailing rates as determined by the Plan’s Trustee.
Forfeited Accounts
At December 31, 2025 and 2024, forfeited non-vested accounts totaled $2,203,960 and $1,220,682 respectively. These accounts will be used to reduce future employer contributions or future administrative expenses of the Plan. During 2025 forfeitures were used to reduce $490,266 of administration fees and $— of employer contributions. During 2024 forfeitures were used to reduce $20,500 of administration fees and $742,750 of employer contributions.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Investment Valuation
U.S. GAAP provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under U.S. GAAP are described as follows:
Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2 – Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Purchases and sales of investments are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Realized gains and losses and unrealized appreciation and depreciation of plan assets are reported in the statements of changes in net assets available for benefits as net appreciation (depreciation) in the fair value of investments.
Following is a description of the valuation methodologies used by the Plan for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Mutual funds: Shares held in mutual funds are valued at active market prices that represent the Net Asset Value (“NAV”) of shares held by the Master Trust at year end and are classified as Level 1. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, then divided by the number of shares outstanding. Mutual funds held by the Master Trust are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission (“SEC”). These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are therefore deemed to be actively traded.
Common/collective trusts: Valued at the NAV of shares of a bank collective trust held by the Master Trust at year-end. The NAV is based on the fair value of the underlying investments held by the fund. Participant transactions (issuances and redemptions) may occur daily. Were the Master Trust to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
Equities: Valued at the NAV of shares held at year-end. The NAV is based on the fair value of the underlying investments held by the participants. Participant transactions (issuances and redemptions) may occur daily.
Corporate Bonds: Valued using pricing models maximizing the use of observable inputs for similar securities. This includes basing value on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks or a broker quote, if available.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Administrative Expenses
Expenses related to the administration of the Plan are paid out of the principal or income of the Plan. These amounts are netted with investment income on the Statements of Changes in Net Assets Available for Benefits. Administrative expenses totaled $740,746 and $1,097,852 for the years ended December 31, 2025 and 2024, respectively.
Payment of Benefits
Benefits are recorded when paid. As of December 31, 2025 and December 31, 2024, $4,054 and $0, respectively, were requested by participants but had not yet been paid from the Plan.
Reclassifications
Certain items in the prior year have been reclassified to conform to the presentation in the current year financial statements.
Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure through the date of financial statement issuance June 26, 2026. There were no subsequent events that required recognition or disclosure.